Provisions (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Provisions by Class

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2019	130	1 077	711	1 918
Effect of changes in foreign exchange rates	(2)	(13)	—	(15)
Provisions made	69	234	2	305
Provisions used	(78)	(128)	(293)	(499)
Provisions reversed	(16)	(92)	(38)	(146)
Other movements	—	(642)	(10)	(652)

Balance at 31 December 2019	103	436	372	911

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2018	153	1 383	864	2 400
Effect of changes in foreign exchange rates	(7)	(65)	(43)	(115)
Provisions made	69	195	271	535
Provisions used	(75)	(377)	(354)	(806)
Provisions reversed	(2)	(54)	—	(56)
Other movements	(8)	(5)	(27)	(40)

Balance at 31 December 2018	130	1 077	711	1 918

Summary of Provisions are Expected to Be Settled Within the Following Time Windows
The provisions are expected to be settled within the following time windows:

Million US dollar	Total	< 1 year	1-2 years	2-5 years	> 5 years
Restructuring	103	39	22	23	19
I ndirect taxes	107	11	37	8	51
Labor	133	30	18	77	8
Commercial	20	8	10	1	1
Environmental	1	1	—	—	—
Excise duties	12	—	10	2	—
Other disputes	163	53	98	12	—

Disputes	436	103	173	100	60
Other provisions	372	68	134	170	—

Total provisions	911	210	329	293	79